Segment, Geographic and Revenue Information - Schedule of Consolidated Net Revenue by Principal Products (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenue		$ 268,791,694	$ 307,634,389	$ 341,028,267
Televisions [member]
Disclosure of products and services [line items]
Revenue		87,269,763	113,194,567	152,442,198
Mobile PCs and Devices [member]
Disclosure of products and services [line items]
Revenue		69,305,510	74,375,305	71,068,304
Monitors [member]
Disclosure of products and services [line items]
Revenue		39,522,268	47,024,353	45,696,144
Commercial and Others [member]
Disclosure of products and services [line items]
Revenue	[1]	60,569,681	56,190,529	53,128,684
Solar Products [member]
Disclosure of products and services [line items]
Revenue		$ 12,124,472	$ 16,849,635	$ 18,692,937

[1]	Others include sales from products for other applications and sales of raw materials, components and from service charges.